Stock Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Company's Stock Award Activity

The following table summarizes the Company’s stock award activity during the twenty-six weeks ended August 4, 2018 (shares in thousands):

	Stock Options		Restricted Stock
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Grant Date Fair Value
Outstanding, February 3, 2018	8,981	$4.00	—	$—
Granted	2,766	16.35	2,943	22.00
Exercised/vested	(3,093)	2.08	(1,954)	22.00
Forfeited/canceled	(371)	6.07	—	—

Outstanding, August 4, 2018	8,283	$8.74	989	$22.00

Presented below is a summary of stock option activity and weighted-average exercise prices for year ended February 3, 2018 (options in thousands):

	Number of securities to be issued upon exercise of outstanding options	Weighted- average exercise price	Weighted-average remaining contractual life (in years)
Outstanding, beginning of period	10,430	$4.50
Granted	350	$7.00
Exercised	(1,491)	$2.67
Forfeited	(308)	$4.20

Outstanding, end of period	8,981	$4.00	6.0

Vested and expected to vest, end of period	8,981	$4.00	6.0

Exercisable, end of period	6,965	$3.48	5.4

Summary of black scholes option pricing model and weighted average assumptions

The fair value of the options was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions (no dividends were expected):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Risk-free interest rate range	1.50% - 1.76%	1.35% - 1.98%	1.40% - 1.40%
Expected volatility factor	35.0%	35.0%	35.0%
Weighted-average expected option life (yrs.)	5.0	6.0	5.7
Weighted-average grant-date fair value	$1.95	$4.40	$2.51